Document And Entity Information	Oct. 21, 2021
Document Information [Line Items]
Entity, Registrant Name	J.B. HUNT TRANSPORT SERVICES, INC.
Document, Type	8-K
Document, Period End Date	Oct. 21, 2021
Entity, Incorporation, State or Country Code	AR
Entity, File Number	0-11757
Entity, Tax Identification Number	71-0335111
Entity, Address, Address Line One	615 J.B. Hunt Corporate Drive
Entity, Address, Postal Zip Code	72745
City Area Code	479
Local Phone Number	820-0000
Entity, Address, City or Town	Lowell
Entity, Address, State or Province	AR
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	JBHT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0000728535